Other Reserves - Summary of Other Reserves (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other reserves [line items]
RELX PLC shareholders	£ 1,422	£ 1,648	£ 1,150
Dividends paid	804	772	692
Actuarial (losses)/gains on defined benefit pension schemes	(91)	233	(262)
Fair value movements on cash flow hedges	(59)	137	(165)
Transfer to net profit from cash flow hedge reserve	(17)	(25)	(46)
Tax recognised in other comprehensive income	24	(89)	64
Increase in share based remuneration reserve (net of tax)	35	42	44
Issue of ordinary shares, net of expenses	21	32	23
Cancellation of shares	0	0	0
Settlement of share awards	0	0	0
Hedge reserve [member]
Disclosure of other reserves [line items]
Other reserves, at start of year	(3)
Fair value movements on cash flow hedges	(59)
Transfer to net profit from cash flow hedge reserve	17
Tax recognised in other comprehensive income	9
Other reserves, at end of year	(36)	(3)
Other Reserves [member]
Disclosure of other reserves [line items]
Other reserves, at start of year	428
RELX PLC shareholders	1,422
Dividends paid	(796)
Actuarial (losses)/gains on defined benefit pension schemes	(91)
Tax recognised in other comprehensive income	15
Increase in share based remuneration reserve (net of tax)	35
Issue of ordinary shares, net of expenses	(227)
Cancellation of shares	262
Settlement of share awards	(35)
Exchange translation differences	7
Other reserves, at end of year	1,020	428
Other reserves [member]
Disclosure of other reserves [line items]
Other reserves, at start of year	425	(215)
RELX PLC shareholders	1,422	1,648
Dividends paid	(796)	(762)
Actuarial (losses)/gains on defined benefit pension schemes	(91)	233
Fair value movements on cash flow hedges	(59)	137
Transfer to net profit from cash flow hedge reserve	17	25
Tax recognised in other comprehensive income	24	(89)
Increase in share based remuneration reserve (net of tax)	35	42
Issue of ordinary shares, net of expenses	(227)	0
Cancellation of shares	262	(566)
Settlement of share awards	(35)	(37)
Exchange translation differences	7	9
Other reserves, at end of year	£ 984	£ 425	£ (215)